Share-Based Payments (Summary Of Stock-Settled SARs Activity Under The 2007 Plan) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	22,342
Stock-Settled SARs Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	630,947
Granted, Shares	493,518
Exercised, Shares	(13,397)
Expired or forfeited, Shares	(183,843)
Shares, Outstanding	927,225
Vested or expected to vest as of year end, Shares	785,833
Exercisable at end of year, Shares	201,645
Weighted-Average Exercise Price, Outstanding	28.22
Granted, Weighted-Average Exercise Price	32.18
Exercised, Weighted-Average Exercise Price	28.38
Expired or forfeited, Weighted-Average Exercise Price	28.97
Weighted-Average Exercise Price, Outstanding	30.18
Vested or expected to vest as of year end, Weighted-Average Exercise Price	37.41
Exercisable at end of year, Weighted-Average Exercise Price	28.53